S000076294 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Bridge Builder Tax Managed Large Cap Fund | Bridge Builder Tax Managed Large Cap Fund
Prospectus [Line Items]
Annual Return [Percent]	24.77%	24.86%